19. BORROWINGS AND FINANCING (Details 4) R$ in Thousands	Dec. 31, 2020 BRL (R$)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Long-term debt	R$ 41,079,462
Discount debt	12,701
Debt issuance costs	15,147,984
2022 [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Long-term debt	3,572,050
Discount debt	2,931
Debt issuance costs	1,070,538
2023 [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Long-term debt	364,495
Discount debt	1,846
Debt issuance costs	1,068,167
2024 [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Long-term debt	892,552
Discount debt	1,846
Debt issuance costs	1,074,094
2025 [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Long-term debt	9,573,622
Discount debt	1,268
Debt issuance costs	1,000,425
2026 and thereafter [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Long-term debt	26,676,743
Discount debt	4,810
Debt issuance costs	R$ 10,934,760